Fees Summary	Jun. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 684,030,173.40
Previously Paid Amount	0.00
Total Fee Amount	104,725.02
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 104,725.02
Narrative - Max Aggregate Offering Price	$ 684,030,173.40
Final Prospectus	true